Accounting Policies Applied	12 Months Ended
Dec. 31, 2017
Accounting Policies1 [Abstract]
Accounting Policies Applied
4.	ACCOUNTING POLICIES APPLIED

The main accounting policies used in preparing the accompanying consolidated financial statements are the following:

a)Property. plant and equipment

Property. plant and equipment are measured at acquisition cost. net of accumulated depreciation and any impairment losses they may have experienced. In addition to the price paid to acquire each item. the cost also includes. where applicable. the following concepts:

-

Financing expenses accrued during the construction period that are directly attributable to the acquisition. construction. or production of qualified assets. which require a substantial period of time before being ready for use such as. for example. electricity generation or distribution facilities. The Group defines “substantial period” as one that exceeds twelve months. The interest rate used is that of the specific financing or. if none exists. the weighted average financing rate of the company carrying out the investment (see Note 17.b.1).

-	Employee expenses directly related to construction in progress (see Note 17.b.2).
-

Future disbursements that the Group will have to incur to close its facilities are added to the value of the asset at fair value. recognizing the corresponding provision for dismantling or restoration. The Group reviews its estimate of these future disbursements on an annual basis. increasing or decreasing the value of the asset based on the results of this estimate (see Note 23).

Items for construction work in progress are transferred to operating assets once the testing period has been completed and they are available for use. at which time depreciation begins.

Expansion. modernization or improvement costs that represent an increase in productivity. capacity or efficiency. or a longer useful life are capitalized as increasing the cost of the corresponding assets.

The replacement or overhaul of entire components that increase the asset’s useful life or economic capacity are recognized as an increase in the carrying amount of the respective assets. derecognizing the replaced or overhauled components.

Expenditures for periodic maintenance. conservation and repair are recognized directly as an expense for the period in which they are incurred.

Property. plant and equipment. net of its residual value. is depreciated by distributing the cost of the different items that comprise it on a straight-line basis over its estimated useful life. which is the period where the companies expect to use the assets. Useful life estimates and residual values are reviewed on an annual basis and if appropriate adjusted prospectively.

The following table sets forth the main categories of property. plant and equipment with their respective estimated useful lives:

Categories of Property. plant and equipment	Years of estimated useful life

Buildings	10 – 85
Plant and equipment	10 – 85
IT equipment	3 – 15
Fixtures and fittings	3 – 75
Motor vehicles	5 –20

Additionally. the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property. plant and equipment	Years of estimated useful life

Generating plant and equipment:
Hydroelectric plants
Civil engineering works	10 – 85
Electromechanical equipment	10 – 60
Coal/Fuel power plants	10 – 40
Combined cycle power plants	10 – 50
Distribution plant and equipment:
High-voltage network	15 – 50
Low- and medium-voltage network	30 – 50
Measuring and remote control equipment	10 – 30
Primary substations	20 – 40

Land is not depreciated since it has an indefinite useful life.

Regarding the administrative concessions held by the Group’s electric companies. the following table lists the remaining periods until expiration of the concessions that do not have an indefinite term:

Concession holder and operator
	Country	Year concession started	Concession Term	Remaining period to expiration

Empresa Distribuidora Sur S.A. - Edesur (Distribution)	Argentina	1992	95 years	70 years
Enel Generación El Chocón S.A. (Generation)	Argentina	1993	30 years	6 years
Transportadora de Energía S.A. (Transmission)	Argentina	2002	85 years	70 years
Compañía de Transmisión del Mercosur S.A. (Transmission)	Argentina	2000	87 years	70 years
EGP Cachoeira Dourada S.A. (Generation)	Brazil	1997	30 years	10 years
Central Generadora Termoeléctrica Fortaleza S.A (Generation)	Brazil	2001	30 years	14 years
Enel CIEN S.A. (CIEN - Line 1)	Brazil	2000	20 years	2 years
Enel CIEN S.A. (CIEN - Line 2)	Brazil	2002	20 years	4 years

To the extent that the Group recognizes the assets as Property. plant and equipment. they are amortized over their economic life or the concession term. whichever is shorter. when the economic benefit from the asset is limited to its use during the concession term.

Any required investment. improvement or replacement made by the Group is considered in the impairment test to Property. plant. and equipment as a future contractual cash outflow that is necessary to obtain future cash inflow.

The Group’s management analyzed the specific contract terms of each of the aforementioned concessions. which vary by country. business activity and jurisdiction. and concluded that. with the exception of Enel CIEN. there are no determining factors indicating that the grantor. which in every case is a government entity. controls the infrastructure and. at the same time. can continuously set the price to be charged for the services. These requirements are essential for applying IFRIC 12. Service Concession Arrangements. an interpretation that establishes how to recognize and measure certain types of concessions (see Note 4.c.1 for concession agreements within the scope of IFRIC 12).

On April 19. 2011. the subsidiary Enel CIEN successfully completed its change in business model. Under the new agreement. the government continues to control the infrastructure. but Enel CIEN receives fixed payments. which puts it on an equal footing with a public transmission concession (with regulated prices). Under this business model. its concessions fall within the scope of IFRIC 12; however. the infrastructure has not been derecognized due to the fact that Enel CIEN has not substantially transferred the significant risks and benefits to the Brazilian government.

Gains or losses that arise from the sale or disposal of items of Property. plant and equipment are recognized as Other gains (losses) in the comprehensive income statement and are calculated by deducting the net carrying amount of the asset and any sales costs from the consideration received in the sale.

b)Goodwill

Goodwill arising from business combinations. and reflected upon consolidation. represents the excess value of the consideration paid plus the amount of any non-controlling interests over the Group’s share of the net value of the assets acquired and liabilities assumed. measured at fair value at the acquisition date. If the accounting for a business combination is completed within the following year after the acquisition date. and so is the goodwill determination. the entity recognizes the corresponding adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date. Thus. comparative information for prior periods presented in financial statements is revised as needed. including making any change in depreciation. amortization or other income effects recognized in completing the initial accounting (see Note 2.7.1).

Goodwill arising from acquisition of companies with functional currencies different from the functional currency of the parent is measured in the functional currency of the acquired company and translated to US Dollar using the exchange rate effective as of the date of the statement of financial position.

Goodwill is not amortized; instead. at the end of each reporting period or when there are indicators. the Company estimates whether any impairment has reduced its recoverable amount to an amount less than carrying amount and. if so. it is immediately adjusted for impairment (see Note 4.d).

c)Intangible assets other than goodwill

Intangible assets are initially recognized at their acquisition cost or production cost. and are subsequently measured at their cost. net of accumulated amortization and impairment losses they may have experienced.

Intangible assets are amortized on a straight line basis during their useful lives. starting from the date when they are ready for use. except for those with an indefinite useful life. which are not amortized. As of December 31. 2017. 2016 and January 1. 2016. there were no significant amounts in intangible assets with an indefinite useful life.

An intangible asset is derecognized on disposal. or when no future economic benefits are expected from use or disposal.

Gains or losses arising from derecognition of an intangible asset. measured as the difference between the net disposal proceeds and the carrying amount of the asset are recognized in profit or loss when the asset is derecognized.

The criteria for recognizing these assets’ impairment losses and. if applicable. recovery of impairment losses recorded in previous fiscal years are explained in letter d) of this Note.

c.1) Concessions

Public-to-private service concession agreements are recognized according to IFRIC 12 “Service Concession Agreements.” This accounting interpretation applies if:

a)	The grantor controls or regulates which services the operator should provide with the infrastructure. to whom it must provide them. and at what price; and
b)	The grantor controls – through ownership. beneficial entitlement. or otherwise – any significant residual interest in the infrastructure at the end of the term of the agreement.

If both of the above conditions are met simultaneously. the consideration received by the Group for the constructed infrastructure is initially recognized at its fair value. as either an intangible asset when the Group receives the right to charge users of the public service. as long as these charges are conditional on the degree to which the service is used; or as a financial asset when the Group has an unconditional contractual right to receive cash or another financial asset directly from the grantor or from a third party.

The Group recognizes the contractual obligations assumed for maintenance of the infrastructure during its use. or for its return to the grantor at the end of the concession agreement within the conditions specified in the agreement. as long as it does not involve an activity that generates income. in accordance with the Group’s accounting policy to recognized provisions (see Note 4.I).

Finance expenses attributable to the concession agreements are capitalized based on criteria established in a) above. provided that the operator has a contractual right to receive an intangible asset.

The Company’s subsidiaries that have recognized an intangible asset and/or a financial asset from their service concession agreements are the following:

Concession holder and operator	Country	Year concession started	Concession term	Period remaining to expiration
Enel Distribución Río S.A. (ex – Ampla) (Distribution) (*)	Brazil	1996	30 years	9 years
Enel Distribución Ceará S.A. (ex Coelce) (Distribution) (*)	Brazil	1997	30 years	10 years
CELG Distribuição S.A. (Distribution) (*)	Brazil	2015	30 years	28 years
EGP Projetos I (Volta Grande) (**)	Brazil	2017	30 years	30 years

(*) An intangible asset and financial asset available for sale. given that part of the rights acquired by these subsidiaries are unconditional (See Notes 4.f.1 and Note 9).

(**) Considering that all of the rights acquired by this subsidiary are unconditional. only a financial asset available for sale has been recognized for this concession (See Note 2.4.1. Note 4.f.1 and Note 9).

At the end of each concession period it can be renewed at the discretion of the granting authority. otherwise all assets and facilities will be returned to the government or its designee. upon reimbursement for investments made and not yet amortized.

c.2) Research and development expenses

The Group recognizes in the statement of financial position the costs incurred in a project’s development phase as intangible assets as long as the project’s technical feasibility and economic returns are reasonably assured.

Research expenditures are recognized in the consolidated statement of comprehensive income when incurred.

c.3) Other intangible assets

These intangible assets correspond primarily to computer software. water rights. and easements. They are initially recognized at acquisition or production cost and are subsequently measured at cost less accumulated amortization and impairment losses. if any.

Computer software programs are amortized. on average. over five years. Certain easements and water rights have indefinite useful lives and are therefore not amortized. while others have useful lives ranging from 40 to 60 years. depending on their characteristics. and they are amortized over that term.

d)Impairment of non-financial assets

During the period. and principally at the end of each reporting period. the Group evaluates whether there is any indication that an asset has been impaired. If any such indication exists. the Company estimates the recoverable amount of that asset to determine the amount of the impairment loss. In the case of identifiable assets that do not generate cash flows independently. the Company estimates the recoverable amount of the Cash Generating Unit (CGU) to which the asset belongs. which is understood to be the smallest identifiable group of assets that generates independent cash inflows.

Notwithstanding the preceding paragraph. in the case of CGUs to which goodwill or intangible assets with an indefinite useful life have been allocated. a recoverability analysis is performed routinely at the end of each reporting period.

Recoverable amount is the higher of fair value less costs of disposal and value in use. which is defined as the present value of the estimated future cash flows. In order to calculate the recoverable amount of Property. plant. and equipment. as well as of goodwill. and intangible assets. the Group uses value in use criteria in practically all cases.

To estimate value in use. the Group prepares future pre-tax cash flow projections based on the most recent budgets available. These budgets incorporate management’s best estimates of a CGU’s revenue and costs using sector projections. past experience and future expectations.

In general. these projections cover the next five years. estimating cash flows for subsequent years by applying reasonable growth rates which. in neither case. are increasing rates nor exceed the average long-term growth rates for the particular sector and country in which the Company operates. As of December 31. 2017 and 2016. the rates used to extrapolate the projections were as follows:

These cash flows are discounted to calculate their present value at a pre-tax rate that covers the cost of capital for the business activity and the geographic area in which it is being carried out. The time value of money and the risk premiums generally used among analysts for the business activity and the geographic zone are taken into account to calculate the pre-tax rate.

Country	Currency	Growth rates
		12-31-2017	12-31-2016
Argentina	Argentine peso	11%	11.1%
Brazil	Brazilian Reals	4.2%	4.6% - 5.9%
Peru	Peruvian sol	2.5%	3.2% - 4.5%
Colombia	Colombian peso	3.4%	3.8% - 3.8%

The following are the pre-tax discount rates applied as of December 31. 2017 and 2016. expressed in nominal terms:

Country	Currency	December 31. 2017		December 31. 2016
		Minimum	Maximum	Minimum	Maximum
Argentina	Argentine pesos	25.5%	39.6%	29.8%	40.6%
Brazil	Brazilian Reals	9.7%	21.1%	11.0%	21.8%
Peru	Peruvian Soles	7.7%	11.1%	7.2%	11.5%
Colombia	Colombian pesos	8.7%	11.0%	10.0%	10.7%

If the recoverable amount of the CGU is less than the net carrying amount of the asset. the corresponding impairment loss is recognized for the difference. and charged to “Reversal of impairment loss (impairment loss) recognized in profit or loss” in the consolidated statement of comprehensive income. The impairment is first allocated to the CGU’s goodwill carrying amount. if any. and then to the other assets comprising it. prorated on the basis of the carrying amount of each one. limited to its fair value less costs of disposal. or its value in use. a negative amount may not be obtained.

Impairment losses recognized in prior periods for an asset other than goodwill are reversed. if and only if. there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If this is the case. the carrying amount of the asset is increased to its recoverable amount and crediting profit or loss. but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset. In the case of goodwill. impairment losses are not reversed.

e)Leases

In order to determine whether an arrangement is. or contains. a lease. the Group assesses the economic substance of the agreement. to assess whether fulfillment of the arrangement depends on the use of a specific asset and whether the agreement conveys the right to the use of the asset. If both conditions are met. at the inception of the arrangement. the Group separates the payments and other considerations relating to the lease. at their fair values. from those corresponding to the other components of the arrangement.

Leases that substantially transfer all of the risks and rewards of ownership to the Group are classified as finance leases. All other leases are classified as operating leases.

Finance leases in which the Group acts as a lessee are recognized at the inception of the arrangement. At that time. the Group records an asset based on the nature of the lease and a liability for the same amount. equal to the fair value of the leased asset or the present value of the minimum lease payments. if the latter is lower. Subsequently. the minimum lease payments are apportioned between finance expenses and reduction of the lease obligation. Finance expenses are recognized in the income statement and allocated over the lease term. so as to obtain a constant interest rate for each period over the remaining balance of the liability. Leased assets are depreciated on the same terms as other similar depreciable assets. as long as there is reasonable certainty that the lessee will acquire ownership of the asset at the end of the lease. If no such certainty exists. the leased asset is depreciated over the shorter term of the useful lives of the asset and the lease term.

In the case of operating leases. payments are recognized as an expense in the case of the lessee and as income in the case of the lessor. both on a straight-line basis. over the term of the lease unless another type of systematic basis of distribution is deemed more representative.

f)Financial instruments

Financial instruments are contracts that give rise to both a financial asset in one entity and a financial liability or equity instrument in another entity.

f.1) Financial assets other than derivatives

The Group classifies its financial assets other than derivatives. whether permanent or temporary. except for investments accounted for using the equity method (see Notes 4.h and 14) and non-current assets held for sale (see Note 4.j). into four categories:

-

Loans and account receivables: Trade and other receivables and accounts receivable from related parties are recognized at amortized cost. which is the initial fair value less principal repayments made. plus accrued and uncollected interest. calculated using the effective interest method.

The effective interest method is used to calculate the amortized cost of a financial asset or liability (or group of financial assets or financial liabilities) and of allocating finance income or cost over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash flows to be received or paid through the expected life of the financial instrument (or. when appropriate. over a shorter period) to the net carrying amount of the financial asset or financial liability.

-	Held-to-maturity investments: Investments that the Group intends to hold and is capable of holding until their maturity are accounted for at amortized cost as defined in the preceding paragraph.
-

Financial assets at fair value through profit or loss: This includes the trading portfolio and those financial assets that have been designated as such upon initial recognition and that are managed and evaluated on a fair value basis. They are measured in the consolidated statement of financial position at fair value. with changes in value recognized directly in profit or loss when they occur.

-

Available-for-sale financial assets: These are financial assets specifically designated as available-for-sale or that do not fit within any of the three preceding categories. They are mainly all financial investments in equity instruments and financial assets in accordance with IFRIC 12 “Service Concession Arrangements” (see Note 9).

These investments are recognized in the consolidated statement of financial position at fair value when it can be reliably determined. For equity interests in unlisted companies or companies with lower levels of liquidity. normally the fair value cannot be reliably determined. When this occurs. those equity interests are measured at acquisition cost or a lesser amount if evidence of impairment exists.

Changes in fair value. net of taxes. are recognized in the consolidated statement of comprehensive income: Other comprehensive income. until the investments are disposed of. at which date the amount accumulated in this account for that investment is reclassified to profit or loss.

If the fair value is lower than the acquisition cost. and if there is objective evidence that the asset has been more than temporarily impaired. the difference is recognized directly in profit or loss.

Purchases and sales of financial assets are accounted for using their trade date.

f.2) Cash and cash equivalents

This item within the consolidated statement of financial position includes cash and bank balances. time deposits. and other highly liquid investments (with a maturity of 90 days or less from its acquisition date) that are readily convertible to cash and are subject to insignificant risk of changes in value.

f.3) Impairment of financial assets

The following criteria are used to determine if a financial asset has been impaired:

-

For trade receivables in the electricity generation. transmission and distribution segments. the Company’s policy is to recognize impairment losses when there is objective evidence that the balance will not be recoverable. In general terms. the Group’s entities have a defined policy to recognize an allowance for impairment losses based on aging of past-due balances. except in those cases where a specific collective basis analysis is recommended. such as in the case of receivables from government-owned companies (see Note 10).

-

In the case of receivables of a financial nature. that are included in the “Loan and receivables” and “Investment held-to-maturity”. impairment is determined on a case-by-case basis and is measured as the difference between the carrying amount and the present value of the future estimated cash flows discounted at the original effective interest rate (see Notes 9 and 21).

-	For financial investments available-for-sale. the criteria for impairment applied are described in Note 4.f.1.

f.4) Financial liabilities other than derivatives

Financial liabilities are recognized based on cash received. net of any costs incurred in the transaction. In subsequent periods. these obligations are measured at their amortized cost. using the effective interest method (see Note 4.f.1).

In the particular case that a liability is the hedged item in a fair value hedge. as an exception. such liability will be measured at its fair value for the portion of the hedged risk.

In order to calculate the fair value of debt. both when it is recorded in the statement of financial position and for fair value disclosure purposes as shown in Note 21. debt has been divided into fixed interest rate debt (hereinafter “fixed-rate debt”) and variable interest rate debt (hereinafter “floating-rate debt”). Fixed-rate debt is that on which fixed-interest coupons established at the beginning of the transaction are paid explicitly or implicitly over its term. Floating-rate debt is that issued at a variable interest rate. i.e.. each coupon is established at the beginning of each period based on the reference interest rate. All debt has been measured by discounting expected future cash flows with a market interest rate curve based on the payment currency.

f.5) Derivative financial instruments and hedging transactions

Derivatives held by the Group are primarily transactions entered into to hedge interest and/or exchange rate risk. intended to eliminate or significantly reduce these risks in the underlying transactions being hedged.

Derivatives are recognized at fair value as of the date of the statement of financial position as follows: if their fair value is positive. they are recognized within “Other financial assets” and if their fair value is negative. they are recognized within “Other financial liabilities.” For derivatives on commodities. the positive value is recorded in “Trade and other receivables.” and negative fair values are recognized in “Trade and other liabilities.”

Changes in fair value are recognized directly in profit or loss except when the derivative has been designated for accounting purposes as a hedging instrument and all of the conditions established under IFRS for applying hedge accounting are met. including that the hedge be highly effective. In this case. changes are recognized as follows:

-

Fair value hedges: The underlying portion for which the risk is being hedged is measured at its fair value and the hedging instrument are measured at fair value. and any changes in the value of both items are recognized in the comprehensive income statement by offsetting the effects within the same comprehensive income statement account.

-

Cash flow hedges: Changes in the fair value of the effective portion of derivatives are recorded in an equity reserve known as “Reserve for cash flow hedges.” The cumulative loss or gain in this reserve is reclassified to the comprehensive income statement to the extent that the underlying item impacts the comprehensive income statement offsetting the effect in the same comprehensive income statement account. Gains or losses from the ineffective portion of the hedge relationship are recognized directly in the comprehensive income statement.

A hedge relationship is considered highly effective when changes in fair value or in cash flows of the underlying item directly attributable to the hedged risk are offset by changes in fair value or cash flows of the hedging instrument. with an effectiveness ranging from 80% to 125%.

The Group does not apply hedge accounting to its investments abroad.

As a general rule. long-term commodity purchase or sale agreements are recognized in the consolidated statement of financial position at their fair value at the end of each reporting period. recognizing any differences in value directly in profit or loss. except for. when all of the following conditions are met:

-

The sole purpose of the agreement is for the Group’s own use. which is understood as: (i) in the case of fuel purchase agreements. its used to generate electricity; (ii) in the case of electrical energy purchased for sale. its sale to the end-customer; and (iii) in the case of electricity sales its sales to the end-customer.

-	The Group’s future projections evidence the existence of these agreements for its own use.
-

Past experience with agreements evidence that they have been utilized for the Group’s own use. except in certain isolated cases for exceptional reasons or reasons associated with logistical issues have been used beyond the control and projection of the Group.

-	The agreement does not stipulate settlement by differences and the parties have not made it a practice to settle similar contracts by differences in the past.

The long-term commodity purchase or sale agreements maintained by the Group. which are mainly for electricity. fuel. and other supplies. meet the conditions described above. Thus. the purpose of fuel purchase agreements is to use them to generate electricity. the electricity purchase contracts are used to sell to end-customers. and the electricity sale contracts are used to sell the Company’s own products.

The Group also evaluates the existence of derivatives embedded in contracts or financial instruments to determine if their characteristics and risk are closely related to the principal contract. provided that when taken as a whole they are not being accounted for at fair value. If they are not closely related. they are recorded separately and changes in value are accounted for directly in the comprehensive income statement.

f.6) Derecognition of financial assets and liabilities

Financial assets are derecognized when:

-

The contractual rights to receive cash flows from the financial asset expire or have been transferred or. if the contractual rights are retained. the Group has assumed a contractual obligation to pay these cash flows to one or more recipients.

-

The Group has substantially transferred all the risks and rewards of ownership of the financial asset. or. if it has neither transferred nor retained substantially all the risks and rewards. when it does not retain control of the asset.

Transactions in which the Group retains substantially all the inherent risks and rewards of ownership of the transferred asset. it continues recognizing the transferred asset in its entirety and recognizes a financial liability for the consideration received. Transactions costs are recognized in profit and loss by using the effective interest method (see Note 4.f.1).

Financial liabilities are derecognized when they are extinguished. that is. when the obligation arising from the liability has been paid or cancelled. or has expired.

 f.7) Offsetting financial assets and liabilities

The Group offsets financial assets and liabilities and the net amount is presented in the statement of financial position when and only when:

-	There is a legally enforceable right to set off the recognized amounts; and
-	There is an intention to settle on a net basis. or to realize the asset and settle the liability simultaneously.

The right of set-off is enforceable in the normal course of business. in an event of default. and in the event of insolvency or bankruptcy. of one and all of the counterparties.

f.8) Financial guarantee contracts

Financial guarantee contracts. such as guarantees given by the Group to third parties. are initially recognized at fair value. adjusting the transaction costs that are directly attributable to the issuance of the guarantee.

Subsequently to initial recognition. financial guarantee contracts are measured at the higher of:

-	the amount of the liability determined under the accounting policy described in Note 4.l; and
-	the amount of the asset initially recognized less. if appropriate. any accumulated amortization recognized in accordance with the revenue recognition accounting policy (see Note 4.p).

g)Measurement of fair value

The fair value of an asset or liability is defined as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market. namely. the market with the greatest volume and level of activity for that asset or liability. In the absence of a principal market. it is assumed that the transaction is carried out in the most advantageous market available to the entity. namely. the market that maximizes the amount that would be received on selling the asset or minimizes the amount that would be paid to transfer the liability.

In estimating fair value. the Group uses valuation techniques that are appropriate for the circumstances and for which there are sufficient data to conduct the measurement. The Group maximizes the use of relevant observable data and minimizes the use of unobservable data.

Considering the hierarchy of the data used in these valuation techniques. the assets and liabilities measured at fair value can be classified into the following levels:

Level 1:	Quoted price (unadjusted) in active markets for identical assets or liabilities;
Level 2:

Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities. either directly (i.e. as prices) or indirectly (i.e. derived from prices). The methods and assumptions used to determine the fair values at Level 2 by type of financial asset or financial liability take into consideration estimated future cash flows discounted at zero coupon interest rate curves for each currency. All the valuations described are carried out using external tools such as “Bloomberg.”

Level 3:	Inputs for assets or liabilities that are not based on observable market data (unobservable inputs).

The Group takes into account the characteristics of the asset or liability when measuring fair value. in particular:

-

For non-financial assets. fair value measurement takes into account the ability of a market participant to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use;

-

For liabilities and equity instruments. the fair value measurement assumes that the liability would not be settled and an equity instrument would not be cancelled. or otherwise extinguished on the measurement date. The fair value of the liability reflects the effect of non-performance risk. namely. the risk that an entity will not fulfill the obligation. which includes but is not limited to. the Company’s own credit risk;

-

For derivatives non-quoted in an organized market. the Group uses the discounted cash flow method and generally accepted options valuation models. based on current and future market conditions as of year-end. This methodology also adjusts the value based on the Company’s own credit risk (Debt Valuation Adjustment. DVA). and the counterparty risk (Credit Valuation Adjustment. CVA). These CVA and DVA adjustments are measured on the basis of the potential future exposure of the instrument (creditor or borrower position) and the risk profile of both the counterparties and the Group itself.

-

In the case of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risks. it is permitted to measure the fair value on a net basis. However. this must be consistent with the manner in which market participants would price the net risk exposure at the measurement date.

Assets and liabilities measured at fair value are shown in Note 21.3.

h)Investments accounted for using the equity method

The Group’s interests in joint ventures and associates are recognized using the equity method.

Under the equity method. an investment in an associate or joint venture is initially recognized at cost. As of the acquisition date. the investment is recognized in the statement of financial position based on the share of its equity that the Group’s interest represents in its capital. adjusted for. if appropriate. the effect of transactions with Group’s entities. plus any goodwill generated in acquiring the entity. If the resulting amount is negative. zero is recorded for that investment in the statement of financial position. unless the Group has a present obligation (either legal or constructive) to support the investee’s negative equity situation. in which case a provision is recognized.

Goodwill from associates or joint ventures is included in the carrying amount of the investment. It is not amortized but is subject to impairment testing as part of the overall investment carrying amount when impairment indicators exist.

Dividends received from these investments are deducted from the carrying amount of the investment. and any profit or loss obtained from them to which the Group is entitled based on its ownership interest is recognized under “Share of profit (loss) of associates accounted for using equity method.”

Appendix 3: “Associates and Joint Ventures” to these consolidated financial statements. provides information about the relationship of the Company with each of these entities.

i)Inventories

Inventories are measured at their weighted average acquisition price or the net realizable value. whichever is lower.

The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

j)	Non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners and discontinued operations

Non-current assets. including property. plant and equipment; intangible assets; investments accounted for using the equity method. joint ventures. and disposal groups (a group of assets to be disposed of and the liabilities directly associated with those assets). are classified as:

- Held for sale. if their carrying amount will be recovered principally through a sale transaction rather than through continuing use.

- Held for distribution to owners. when the Company is committed to distribute the asset (or disposal group) to the owners.

For the above classification. the assets must be available for immediate sale or distribution in their present condition and its sale or distribution is highly probable. For this transaction to be considered highly probable. management must be committed to the sale or distribution and actions to complete the transaction must have been initiated and should be expected to be completed within one year from the date of classification.

Actions required to complete the sale or distribution plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. The probability of shareholders’ approval (if required in the jurisdiction) should be considered as part of the assessment of whether the sale or distribution is highly probable.

Non-current assets or disposal groups held-for-sale or held for distribution to owners are measured at the lower of their carrying amount and fair value less costs to sell or costs to distribute. as appropriate.

Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale or held for distribution to owners.

Assets that are no longer classified as held for sale or held for distribution to owners. or are no longer part of a disposal group. are measured at the lower of their carrying amounts before being classified as held for sale or held for distribution less any depreciations. amortizations or revaluations that would have been recognized if they had not been classified as held for sale or held for distribution to owners and their recoverable amount at the date of subsequent decision where they would be reclassified as non-current assets.

Non-current assets held for sale and the components of the disposal groups classified as held for sale or held for distribution to owners are presented in the consolidated statement of financial position as a single line item within assets called “Non-current assets or disposal groups held for sale or for distribution to owners.” and the respective liabilities are presented as a single line item within liabilities called “Liabilities included in disposal groups held for sale or for distribution to owners.”

The Group classifies as discontinued operations those components of the Group that either have been disposed of. or are classified as held for sale. and:

(i)	represents a separate major lines of business or geographical area of operations;
(ii)	is a part of a single coordinated plan to dispose a separate major line of business or geographical area of operations; or
(iii)	is a subsidiary acquired exclusively with a view to resale.

The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or groups constituting the discontinued operation are presented as a single line item in the consolidated comprehensive income statement as “Income after tax from discontinued operations.”

k)Treasury shares

Treasury shares are deducted from equity in the consolidated statement of financial position and measured at acquisition cost.

Gains and losses from the disposal of treasury shares are recognized directly in “Equity – Retained earnings”. without affecting profit or loss for the period.

l)Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event. it is probable that an outflow of economic benefits will be required to settle the obligation. and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period. taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation. its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The unwinding of the discount is recognized as finance cost. Incremental legal cost expected to be incurred in resolving a legal claim is included in measuring of the provision.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation. the provision is reversed.

A contingent liability does not result in the recognition of a provision. Legal costs expected to be incurred in defending a legal claim are expensed as they are incurred. Significant contingent liabilities are disclosed unless the likelihood of an outflow of resources embodying economic benefits is remote.

l.1) Provisions for post-employment benefits and similar obligations

Some of the Group’s subsidiaries have pension and similar obligations to their employees. Such obligations. which combine defined benefits and defined contributions. are basically formalized through pension plans. except for certain non-monetary benefits. mainly electricity supply commitments. which. due to their nature. have not been externalized and are covered by the related in-house provisions.

For defined benefit plans. the cost of providing benefits is determined using the Projected Unit Credit Method. with actuarial valuations being carried out at the end of each reporting period. Past service costs relating to changes in benefits are recognized immediately.

The defined benefit plan obligations in the statement of financial position represent the present value of the accrued obligations. adjusted. once the fair value of the different plans’ assets has been deducted. if applicable.

For each of the defined benefit plans. any deficit between the actuarial liability for past services and the plan assets is recognized under line item “Provisions for employee benefits” within current and non-current liabilities in the consolidated statement of financial position. and any surplus is recognized under line item “Other financial assets” within non-current assets in the consolidated statement of financial position. provided that any surplus is recoverable by the Group. usually through a reduction in future contributions and taking into consideration the limit established in IFRIC 14. IAS 19 The limit on a defined benefit asset. minimum funding requirements. and their interaction.

Actuarial gains and losses arising in the measurement of both the plan liabilities and the plan assets. including the limit in IFRIC 14. are recognized directly as a component of other comprehensive income.

Contributions to defined contribution benefit plans are recognized as an expense when the employees have rendered their services.

m)Translation of balances in foreign currency

Transactions carried out by each company in a currency other than its functional currency are recognized using the exchange rates prevailing as of the date of each transaction. During the period. any differences that arise between the prevailing exchange at the date of the transaction and the exchange rate as of the date of collection or payment are recognized as “Foreign currency exchange differences” in the statement of comprehensive income.

Likewise. at the end of each reporting period. receivable or payable balances denominated in a currency other than each company’s functional currency are translated using the closing exchange rate. Any differences are recognized as “Foreign currency exchange differences” in the statement of comprehensive income.

The Group has established a policy to hedge the portion of revenue from its subsidiaries that is directly linked to variations in the U.S. dollar. through obtaining financing in such currency. Exchange differences related to this debt. as they are cash flow hedge transactions. are recognized. net of taxes. as a component of other comprehensive income in the “Gains (losses) from cash flow hedge” line item and reclassified to profit or loss when the hedged cash flows impact profit or loss. This term has been estimated at ten years.

n)Current/non-current classification

In these consolidated statements of financial position. assets and liabilities expected to be recovered or settled within twelve months are presented as current items. except for post-employment and other similar obligations; and those assets and liabilities expected to be recovered or settled in more than twelve months are presented as non-current items. Deferred income tax assets and liabilities are classified as non-current.

When the Company has any obligations that mature in less than twelve months but can be refinanced over the long term at the Company’s discretion. through unconditionally available credit agreements with long-term maturities. such obligations are classified as long-term liabilities.

o)Income taxes

Income tax expense for the year is determined as the sum of current taxes from each of the Group’s subsidiaries and results from applying the tax rate to the taxable income for the year. after permitted deductions have been made. plus any changes in deferred tax assets and liabilities and tax credits. both for tax losses and deductions. Differences between the carrying amount and tax basis of assets and liabilities originate deferred tax asset and liability balances. which are calculated using the tax rates expected to apply when the assets and liabilities are realized or settled. based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are recognized for all deductible temporary differences. tax losses and unused tax credits to the extent that it is probable that sufficient future taxable profits exist to recover the deductible temporary differences and make use of tax credits. Such deferred tax asset is not recognized if the deductible temporary difference arises from the initial recognition of an asset or liability that:

-	Did not arise from a business combination. and
-	At initial recognition affected neither accounting profit nor taxable profit (loss).

In respect of deductible temporary differences associated with investments in subsidiaries. associates and joint arrangements. deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

Deferred tax liabilities are recognized for all temporary differences. except those derived from the initial recognition of goodwill and those that arose from measuring investments in subsidiaries. associates and joint ventures in which the Group can control their reversal and where it is probable that they will not be reversed in the foreseeable future.

Current tax and changes in deferred tax assets or liabilities are recorded in profit or loss or in equity within the statement of financial position. depending on where the gains or losses that triggered these tax entries have been recognized.

Any tax deductions that can be applied to current tax liabilities are credited to earnings within the line item “Income tax expenses”. except when doubts exist about their tax realization. in which case they are not recognized until they are effectively realized. or when they correspond to specific tax incentives. in which case they are recorded as government grants.

At the end of each reporting period. the Company reviews the deferred taxes assets and liabilities recognized. and makes any necessary corrections based on the results of this analysis.

Deferred tax assets and deferred tax liabilities are offset in the statement of financial position if it has a legally enforceable right to set off current tax assets against current tax liabilities. and only when the deferred taxes relate to income taxes levied by the same taxation authority.

p)Revenues and expense recognition

Revenue is recognized when the gross inflow of economic benefits arising in the course of the Group’s ordinary activities in the period occurs. provided that this inflow of economic benefits results in an increase in total equity other than increases relating to contributions from equity participants and such benefits can be measured reliably.

Revenues and expenses are recognized on an accrual basis and depending on the type of transaction; the following criteria for recognition are taken:

-

Generation and transmission of electricity: Revenue is recognized based on physical delivery of energy and power. at prices established in the respective contracts. at prices stipulated in the electricity market by applicable regulations or at marginal cost determined on the spot market. as the case. This revenue includes an estimate of the service provided and not billed until the closing date (see Note 2.3).

-

Distribution of electricity: Revenue is recognized based on the amount of energy supplied to customers during the period. at prices established in the respective contracts or at prices stipulated in the electricity market by applicable regulations. as appropriate. This revenue includes an estimate of the energy supplied but not yet billed and for which customers’ meters have not been read yet (see Note 2.3).

Revenue from rendering of services is only recognized when it can be estimated reliably. by reference to the stage of completion of the service rendered at the date of the statement of financial position.

Revenue from sales of goods is recognized based on the economic substance of the transaction and are recognized when all and each of the following conditions are met:

-	the entity has transferred to the buyer the significant risks and rewards of ownership of the goods;
-	the entity retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;
-	the amount of revenue can be measured reliably;
-	it is probable that the economic benefits associated with the transaction will flow to the entity; and
-	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenue is measured at the fair value of the consideration received or receivable that gives rise to the revenue.

In arrangements under which the Group will perform multiple revenue-generating activities (multiple-element arrangement). the recognition criteria are applied to the separately identifiable components of the transaction in order to reflect the substance of the transaction or to two or more transactions together when they are linked in such a way that the commercial effect cannot be understood without reference to the series of transactions as a whole. The Group excludes from revenue those gross inflows of economic benefits it receives when it acts as an agent or commission agent on behalf of third parties. and only recognizes as revenue economic benefits received for its own activity.

When goods or services are exchanged or swapped for goods or services of a similar nature and value. the exchange is not regarded as a revenue-generating transaction.

The Group recognizes the net amount of non-financial asset purchase or sale contracts that are settled for a net amount of cash or through some other financial instruments. Contracts entered into and maintained for the purpose of receiving or delivering these non-financial assets are recognized on the basis of the contractual terms of the purchase. sale. or usage requirements expected by the entity.

Interest income (expense) is recognized using the effective interest rate applicable to the outstanding principal to be amortized over the repayment period.

Expenses are recognized on an accruals basis. immediately in the event of expenditures that do not generate future economic benefits or when they not meet the requirements for recording them as assets.

q)Earnings per share

Basic earnings per share are calculated by dividing net income attributable to shareholders of the Parent Company by the weighted average number of ordinary shares outstanding during the period. excluding the average number of shares of the Parent Company held by other subsidiaries within the Group. if any.

Basic earnings per share for continuing and discontinued operations are calculated by dividing net income from continuing and discontinued operations attributable to shareholders of the Parent Company (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the year. excluding the average number of shares of the Parent Company held by other subsidiaries within the Group. if any.

r)Dividends

Article 79 of the Chilean Corporations Act 18.046 establishes that. unless unanimously agreed otherwise by the shareholders of all issued shares. listed corporations must distribute a cash dividend to shareholders on an annual basis. pro rata to the shares owned or the proportion established in the Company’s by-laws if there are preferred shares. of at least 30% of net income for each period. except when accumulated losses from prior years must be absorbed.

As it is practically impossible to achieve a unanimous agreement given the Company’s highly fragmented share ownership. at the end of each reporting period the amount of the minimum statutory dividend obligation to its shareholders is determined. net of interim dividends approved during the fiscal year. and then accounted for in “Trade and other current payables” and “Accounts payable to related companies”. as appropriate. and recognized in equity.

Interim and final dividends are deducted from equity as soon as they are approved by the competent body. which in the first case is normally the Company’s Board of Directors and in the second case is the Ordinary Shareholders’ Meeting.

s)Share issuance costs

Share issuance costs. only when they represent incremental expenses directly attributable to the transaction. are recognized directly in net equity as a deduction from “Share premiums.” net of any applicable taxes. If the share premium account has a zero balance or if the costs described exceed the balance. they are recognized in “Other reserves.”

t)Statement of cash flows

The statement of cash flows reflects changes in cash and cash equivalents that took place during the period. determined with the direct method. It uses the following expressions and corresponding meanings:

-	Cash flows: inflows and outflows of cash or cash equivalents. which are defined as highly liquid investments maturing in less than three months with a low risk of changes in value.
-	Operating activities: the principal revenue-producing activities of the Group and other activities that cannot be considered investing or financing activities.
-	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.

-	Financing activities: activities that result in changes in the size and composition of the total equity and borrowings of the Group.